Recapitalization (Tables)	12 Months Ended
Dec. 31, 2025
Recapitalization [Abstract]
Schedule of Business Combination of Cash Flows and Stockholders Equity

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of convertible preferred stock and stockholders’ deficit:

Cash-Trust Account, net of redemptions	$1,276
Less: transaction costs and professional fees, paid directly from Trust Account	1,274
Net proceeds received from Trust	2
Less: private and representative warrant liabilities	(1,193)
Less: related party notes	(41)
Less: related party notes - working capital loan	(2,162)
Less: excise tax payable	(1,953)
Less: accounts payable and accrued expenses	(3,053)
Reverse recapitalization, net	$(8,400)

Schedule of Common Stock to be issued of the Business Combination

The number of shares of Common Stock to be issued following the consummation of the Business Combination were, as adjusted for the Reverse Stock Split:

Class A Common Stock
NVAC Public Shares, outstanding prior to the Business Combination	1,357
Less: Redemption of NVAC Class A common stock	(5)
Public shares of NVAC	1,352
NVAC Founder Shares, outstanding prior the Business Combination	53,780
NVAC Representative Shares converted to Class A Common shares	6,000
NVAC Shares from Rights converted to Class A common shares	25,300
Business Combination shares
Profusa Shares	114,584
Issuance of shares in connection with Ascent Private Note	38,691
Conversion of notes into shares	197,098
Common Stock immediately after the Business Combination	436,805

Schedule of Profusa Shares

The number of Profusa Shares was determined as follows, as adjusted for the Reverse Stock Split:

	Legacy Profusa Shares	Profusa Shares after conversion ratio
Preferred Stock	17,863,934	82,377
Class A Common Stock	74,728	32,209
Total	17,938,662	114,586

Schedule of Business Combination
Amount
Inducement share costs	$7,254
Advisory and brokers	3,930
Accounting	1,529
Legal	1,230
HCW warrant costs	330
Printers and operating fees	210
$14,483